Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 590,025,322.24
Previously Paid Amount	0.00
Total Fee Amount	90,332.88
Total Offset Amount	0.00
Net Fee	$ 90,332.88